Share Capital and Share Premium - Additional Information (Details)	1 Months Ended	12 Months Ended
	Jan. 31, 2018 USD ($) shares	Dec. 31, 2019 USD ($) Option $ / shares shares	Dec. 31, 2018 shares $ / shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 Option $ / shares shares	Dec. 31, 2017 Option	Sep. 30, 2018 shares	Apr. 30, 2018 shares
Disclosure Of Classes Of Share Capital [Line Items]
Transaction costs recognized directly in equity amount | $				$ 11,914,000
Shares issued in respect of exercise of warrants and share options		7,579,036	14,961,544
Number of share options exercised		7,503,814	361,343		3,032,571	198,525
Stadium Goods
Disclosure Of Classes Of Share Capital [Line Items]
Transaction costs recognized directly in equity amount | $		$ 1,494,000
New Guards Group Holding S.p.A
Disclosure Of Classes Of Share Capital [Line Items]
Transaction costs recognized directly in equity amount | $		$ 2,004,000
Browns Earn-Out
Disclosure Of Classes Of Share Capital [Line Items]
Numbers of shares issued								1,976,930
Class A Ordinary Shares
Disclosure Of Classes Of Share Capital [Line Items]
Numbers of shares issued		39,742,008	67,410,405	67,410,405	67,410,405
Par value | $ / shares		$ 0.04	$ 0.04	$ 0.04	$ 0.04
Class A Ordinary Shares | Concurrent Private Placement
Disclosure Of Classes Of Share Capital [Line Items]
Numbers of shares issued							41,608,088
Class A Ordinary Shares | Series G Funding Round
Disclosure Of Classes Of Share Capital [Line Items]
Numbers of shares issued	8,502,500
Transaction costs recognized directly in equity amount | $	$ 36,000
Class A Ordinary Shares | Stadium Goods
Disclosure Of Classes Of Share Capital [Line Items]
Numbers of shares issued		4,641,554
Class A Ordinary Shares | New Guards Group Holding S.p.A
Disclosure Of Classes Of Share Capital [Line Items]
Numbers of shares issued		27,521,418